Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Borrowings

	31 December	31 December
	2021	2020
Non-current liabilities
Unsecured bank loans	13,084,545	7,779,354
Secured bank loans	271,468	151,543
Lease liabilities	2,012,810	1,521,713
Debt securities issued	12,560,897	6,901,075
	27,929,720	16,353,685
Current liabilities
Unsecured bank loans	6,866,411	4,049,824
Secured bank loans	241,411	144,261
Lease liabilities	893,055	577,173
Debt securities issued	847,536	461,479
	8,848,413	5,232,737

Summary of Terms and Conditions of Outstanding Loans

Terms and conditions of outstanding loans are as follows:

			31 December 2021			31 December 2020
		Interest		Payment	Carrying	Nominal interest	Payment	Carrying
	Currency	rate type	Nominal interest rate	period	amount	rate	period	amount
Unsecured bank loans	EUR	Floating	Euribor+1.9%-Euribor+2.3%	2022-2028	9,188,487	Euribor+2.0%-Euribor+2.2%	2021-2026	5,624,277
Unsecured bank loans	USD	Floating	Libor+2.1%-Libor 2.2%	2022-2028	3,639,052	Libor+2.1%-Libor+2.4%	2021-2028	2,384,622
Unsecured bank loans	TL	Fixed	14.8%-29.0%	2022	3,044,848	6.5%-16.9%	2021	1,627,198
Unsecured bank loans	UAH	Fixed	8.0%-10.9%	2022-2024	1,712,723	6.0%-10.9%	2021-2023	980,207
Unsecured bank loans	USD	Fixed	3.8%	2022-2030	1,072,858	3.8%	2021-2030	501,036
Unsecured bank loans	RMB	Fixed	4.9%-5.2%	2022-2028	930,395	5.2%-5.5%	2021-2026	283,273
Unsecured bank loans	EUR	Fixed	1.7%	2022	362,593	1.5%-1.8%	2021-2022	428,565
Secured bank loans	USD	Floating	Libor+1.6% & Libor+1.9%	2022-2026	360,212	Libor+1.7%	2021-2023	259,427
Secured bank loans	USD	Fixed	2.6%	2022-2026	152,667	—	—	—
Secured bank loans	EUR	Floating	—	—	—	Euribor+1.3%	2021	36,377
Debt securities issued	USD	Fixed	5.8%	2022-2028	13,306,495	5.8%	2021-2028	7,311,688
Debt securities issued	TL	Fixed	16.3%	2022	101,938	15.0%	2021	50,866
Lease liabilities	TL	Fixed	9.8%-45.0%	2022-2048	1,262,449	9.8%-45.0%	2021-2048	1,201,988
Lease liabilities	UAH	Fixed	7.6%-25.7%	2022-2069	1,074,000	8.1%-24.0%	2021-2069	555,597
Lease liabilities	EUR	Fixed	1.0%-10.0%	2022-2034	303,265	1.0%-10.0%	2021-2034	185,557
Lease liabilities	BYN	Fixed	11.5%-15.8%	2022-2028	185,618	11.5%-15.0%	2021-2028	99,259
Lease liabilities	USD	Fixed	3.9%-10.9%	2022-2028	80,533	3.9%-10.9%	2021-2028	56,485
					36,778,133			21,586,422